Financial Reporting by Business Segments (Tables)	6 Months Ended
Jun. 30, 2013
Segments Internal Financial Reports

The following information from continuing operations is derived directly from the segments’ internal financial reports used for corporate management purposes (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Revenues:
Hospitality	$222,831	$233,047	$432,412	$459,095
Opry and Attractions	22,352	20,182	34,884	33,049
Corporate and Other	—	—	—	—

Total	$245,183	$253,229	$467,296	$492,144

Depreciation and amortization:
Hospitality	$25,528	$26,347	$52,329	$54,883
Opry and Attractions	1,319	1,278	2,685	2,563
Corporate and Other	2,207	2,629	6,049	5,242

Total	$29,054	$30,254	$61,063	$62,688

Operating income (loss):
Hospitality	$38,026	$46,423	$61,434	$86,459
Opry and Attractions	6,404	4,829	6,284	5,654
Corporate and Other	(8,843)	(15,889)	(19,351)	(31,508)
REIT conversion costs	(5,420)	(3,375)	(20,412)	(6,428)
Casualty loss	(17)	(372)	(49)	(546)
Preopening costs	—	(8)	—	(339)
Impairment and other charges (non-REIT conversion costs)	(1,247)	—	(1,247)	—

Total operating income	28,903	31,608	26,659	53,292
Interest expense, net of amounts capitalized	(17,424)	(14,451)	(30,747)	(28,813)
Interest income	3,052	3,021	6,103	6,175
Income from unconsolidated companies	—	109	—	109
Other gains and (losses), net	53	—	47	—

Income before income taxes and discontinued operations	$14,584	$20,287	$2,062	$30,763